MainStay Defensive ETF Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 100.3%
Equity Funds 20.1%
Global X Data Center REITs & Digital Infrastructure ETF	12,276	$ 177,952
Global X Uranium ETF	6,981	211,664
Invesco S&P 500 Equal Weight ETF	1,719	268,955
Invesco S&P 500 Low Volatility ETF	1,478	93,291
Invesco S&P SmallCap Quality ETF	5,598	218,770
iShares Core S&P Mid-Cap ETF	70	19,064
iShares MSCI India ETF	1,805	90,051
iShares MSCI Japan ETF	3,578	236,899
Schwab U.S. Mid-Cap ETF	550	40,744
VanEck Oil Services ETF	296	86,586
Vanguard Mega Cap ETF	1,039	179,757
Vanguard Mid-Cap ETF	721	165,239
Total Equity Funds (Cost $1,665,048)		1,788,972
Fixed Income Funds 80.2%
Invesco Senior Loan ETF	36,025	756,885
iShares 0-5 Year High Yield Corporate Bond ETF	14,584	618,653
iShares 20+ Year Treasury Bond ETF	1,317	127,301
iShares Broad USD High Yield Corporate Bond ETF	9,246	337,387
iShares Broad USD Investment Grade Corporate Bond ETF	19,058	975,579
iShares Core U.S. Aggregate Bond ETF	38,971	3,862,026
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	2,393	220,731
Vanguard Short-Term Bond ETF	3,077	237,698
Total Fixed Income Funds (Cost $7,138,293)		7,136,260
Total Investment Companies (Cost $8,803,341)		8,925,232
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.25% (a)	46,790	46,790
Total Short-Term Investment (Cost $46,790)		46,790
Total Investments (Cost $8,850,131)	100.8%	8,972,022
Other Assets, Less Liabilities	(0.8)	(70,965)
Net Assets	100.0%	$ 8,901,057

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of January 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 935	$ 3,148	$ (4,036)	$ —	$ —	$ 47	$ 18	$ —	47
Abbreviation(s):
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 1,788,972	$ —	$ —	$ 1,788,972
Fixed Income Funds	7,136,260	—	—	7,136,260
Total Investment Companies	8,925,232	—	—	8,925,232
Short-Term Investment
Affiliated Investment Company	46,790	—	—	46,790
Total Investments in Securities	$ 8,972,022	$ —	$ —	$ 8,972,022

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.4%
Equity Funds 39.8%
Global X Data Center REITs & Digital Infrastructure ETF (a)	65,044	$ 942,871
Global X Uranium ETF	35,254	1,068,901
Invesco S&P 500 Equal Weight ETF	9,289	1,453,357
Invesco S&P 500 Low Volatility ETF	14,623	923,004
Invesco S&P SmallCap Quality ETF (a)	32,014	1,251,107
iShares Core MSCI EAFE ETF	14,752	1,030,722
iShares Core S&P Mid-Cap ETF	568	154,689
iShares Core S&P Small-Cap ETF	7,972	829,088
iShares MSCI Emerging Markets ex China ETF (a)	14,891	805,007
iShares MSCI India ETF	8,459	422,020
iShares MSCI Japan ETF	18,717	1,239,253
Schwab U.S. Mid-Cap ETF (a)	5,120	379,290
VanEck Oil Services ETF (a)	1,435	419,766
Vanguard Mega Cap ETF	24,018	4,155,354
Vanguard Mid-Cap ETF (a)	6,694	1,534,131
Total Equity Funds (Cost $14,546,968)		16,608,560
Fixed Income Funds 57.6%
Invesco Senior Loan ETF	107,564	2,259,920
iShares 0-5 Year High Yield Corporate Bond ETF (a)	43,889	1,861,771
iShares 20+ Year Treasury Bond ETF	5,535	535,013
iShares Broad USD High Yield Corporate Bond ETF	33,811	1,233,764
iShares Broad USD Investment Grade Corporate Bond ETF (a)	62,995	3,224,714
iShares Core U.S. Aggregate Bond ETF	130,789	12,961,190
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	10,341	953,854
Vanguard Short-Term Bond ETF (a)	13,429	1,037,390
Total Fixed Income Funds (Cost $24,515,147)		24,067,616
Total Investment Companies (Cost $39,062,115)		40,676,176
Short-Term Investments 9.8%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	1,093,088	1,093,088
Unaffiliated Investment Company 7.2%
Invesco Government & Agency Portfolio, 5.315% (b)(c)	2,992,702	2,992,702
Total Short-Term Investments (Cost $4,085,790)		4,085,790
Total Investments (Cost $43,147,905)	107.2%	44,761,966
Other Assets, Less Liabilities	(7.2)	(3,011,036)
Net Assets	100.0%	$ 41,750,930

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $3,050,363; the total market value of collateral held by the Fund was $3,129,968. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $137,266. The Fund received cash collateral with a value of $2,992,702.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,634	$ 9,125	$ (11,666)	$ —	$ —	$ 1,093	$ 67	$ —	1,093
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 16,608,560	$ —	$ —	$ 16,608,560
Fixed Income Funds	24,067,616	—	—	24,067,616
Total Investment Companies	40,676,176	—	—	40,676,176
Short-Term Investments
Affiliated Investment Company	1,093,088	—	—	1,093,088
Unaffiliated Investment Company	2,992,702	—	—	2,992,702
Total Short-Term Investments	4,085,790	—	—	4,085,790
Total Investments in Securities	$ 44,761,966	$ —	$ —	$ 44,761,966

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.5%
Equity Funds 59.9%
Global X Data Center REITs & Digital Infrastructure ETF	195,928	$ 2,840,153
Global X Uranium ETF (a)	108,444	3,288,022
Invesco S&P 500 Equal Weight ETF (a)	27,916	4,367,737
Invesco S&P 500 Low Volatility ETF	44,570	2,813,258
Invesco S&P SmallCap Quality ETF (a)	96,853	3,785,015
iShares Core MSCI EAFE ETF	116,819	8,162,144
iShares Core S&P Mid-Cap ETF	3,497	952,373
iShares Core S&P Small-Cap ETF	23,856	2,481,024
iShares MSCI Emerging Markets ex China ETF (a)	67,600	3,654,456
iShares MSCI India ETF	25,627	1,278,531
iShares MSCI Japan ETF	55,818	3,695,710
Schwab U.S. Mid-Cap ETF (a)	30,825	2,283,516
VanEck Oil Services ETF (a)	4,360	1,275,387
Vanguard Mega Cap ETF	146,616	25,366,034
Vanguard Mid-Cap ETF (a)	40,347	9,246,726
Total Equity Funds (Cost $64,886,310)		75,490,086
Fixed Income Funds 37.6%
Invesco Senior Loan ETF	175,761	3,692,738
iShares 0-5 Year High Yield Corporate Bond ETF (a)	73,442	3,115,410
iShares 20+ Year Treasury Bond ETF	16,507	1,595,567
iShares Broad USD High Yield Corporate Bond ETF (a)	85,500	3,119,895
iShares Broad USD Investment Grade Corporate Bond ETF (a)	116,393	5,958,158
iShares Core U.S. Aggregate Bond ETF	241,902	23,972,488
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (a)	31,020	2,861,285
Vanguard Short-Term Bond ETF	40,715	3,145,234
Total Fixed Income Funds (Cost $47,816,378)		47,460,775
Total Investment Companies (Cost $112,702,688)		122,950,861
Short-Term Investments 11.3%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	3,126,505	3,126,505
Unaffiliated Investment Companies 8.8%
Goldman Sachs Financial Square Government Fund, 5.316% (b)(c)	2,000,000	2,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government & Agency Portfolio, 5.315% (b)(c)	9,181,883	$ 9,181,883
		11,181,883
Total Short-Term Investments (Cost $14,308,388)		14,308,388
Total Investments (Cost $127,011,076)	108.8%	137,259,249
Other Assets, Less Liabilities	(8.8)	(11,146,377)
Net Assets	100.0%	$ 126,112,872

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $14,600,460; the total market value of collateral held by the Fund was $15,019,396. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,837,513. The Fund received cash collateral with a value of $11,181,883.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,771	$ 16,935	$ (23,579)	$ —	$ —	$ 3,127	$ 189	$ —	3,127
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 75,490,086	$ —	$ —	$ 75,490,086
Fixed Income Funds	47,460,775	—	—	47,460,775
Total Investment Companies	122,950,861	—	—	122,950,861
Short-Term Investments
Affiliated Investment Company	3,126,505	—	—	3,126,505
Unaffiliated Investment Companies	11,181,883	—	—	11,181,883
Total Short-Term Investments	14,308,388	—	—	14,308,388
Total Investments in Securities	$ 137,259,249	$ —	$ —	$ 137,259,249

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.5%
Equity Funds 79.9%
Global X Data Center REITs & Digital Infrastructure ETF	158,276	$ 2,294,353
Global X Uranium ETF (a)	87,604	2,656,153
Invesco S&P 500 Equal Weight ETF	22,452	3,512,840
Invesco S&P 500 Low Volatility ETF	35,910	2,266,639
Invesco S&P SmallCap Quality ETF (a)	78,656	3,073,877
iShares Core MSCI EAFE ETF	152,370	10,646,092
iShares Core MSCI Emerging Markets ETF	20,199	978,642
iShares Core S&P Mid-Cap ETF	4,237	1,153,905
iShares Core S&P Small-Cap ETF	26,958	2,803,632
iShares MSCI Emerging Markets ex China ETF (a)	55,923	3,023,197
iShares MSCI India ETF	20,778	1,036,614
iShares MSCI Japan ETF	46,203	3,059,101
Schwab U.S. Mid-Cap ETF (a)	37,351	2,766,962
Schwab U.S. Small-Cap ETF (a)	93,800	4,264,148
VanEck Oil Services ETF (a)	3,522	1,030,255
Vanguard Mega Cap ETF	147,939	25,594,925
Vanguard Mid-Cap ETF	49,081	11,248,384
Total Equity Funds (Cost $70,926,188)		81,409,719
Fixed Income Funds 17.6%
Invesco Senior Loan ETF	144,250	3,030,692
iShares 0-5 Year High Yield Corporate Bond ETF (a)	59,965	2,543,715
iShares 20+ Year Treasury Bond ETF	13,537	1,308,486
iShares Broad USD High Yield Corporate Bond ETF	69,710	2,543,718
iShares Broad USD Investment Grade Corporate Bond ETF	13,888	710,927
iShares Core U.S. Aggregate Bond ETF (a)	29,117	2,885,495
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	25,319	2,335,425
Vanguard Short-Term Bond ETF	33,190	2,563,928
Total Fixed Income Funds (Cost $17,638,638)		17,922,386
Total Investment Companies (Cost $88,564,826)		99,332,105
Short-Term Investments 16.5%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	2,637,389	2,637,389
Unaffiliated Investment Companies 13.9%
Invesco Government & Agency Portfolio, 5.315% (b)(c)	11,528,045	11,528,045
RBC U.S. Government Money Market Fund, 5.353% (b)(c)	1,000,000	1,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional U.S. Government Money Market Fund, 5.348% (b)(c)	1,601,411	$ 1,601,411
		14,129,456
Total Short-Term Investments (Cost $16,766,845)		16,766,845
Total Investments (Cost $105,331,671)	114.0%	116,098,950
Other Assets, Less Liabilities	(14.0)	(14,245,098)
Net Assets	100.0%	$ 101,853,852

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $13,796,037; the total market value of collateral held by the Fund was $14,260,853. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $131,397. The Fund received cash collateral with a value of $14,129,456.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,400	$ 11,365	$ (16,128)	$ —	$ —	$ 2,637	$ 150	$ —	2,637
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 81,409,719	$ —	$ —	$ 81,409,719
Fixed Income Funds	17,922,386	—	—	17,922,386
Total Investment Companies	99,332,105	—	—	99,332,105
Short-Term Investments
Affiliated Investment Company	2,637,389	—	—	2,637,389
Unaffiliated Investment Companies	14,129,456	—	—	14,129,456
Total Short-Term Investments	16,766,845	—	—	16,766,845
Total Investments in Securities	$ 116,098,950	$ —	$ —	$ 116,098,950

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
Global X Data Center REITs & Digital Infrastructure ETF (a)	119,681	$ 1,734,884
Global X Uranium ETF	66,242	2,008,457
Invesco S&P 500 Equal Weight ETF (a)	16,939	2,650,276
Invesco S&P 500 Low Volatility ETF	27,154	1,713,961
Invesco S&P SmallCap Quality ETF (a)	59,550	2,327,214
iShares Core MSCI EAFE ETF (a)	156,350	10,924,175
iShares Core MSCI Emerging Markets ETF	39,994	1,937,709
iShares Core S&P Mid-Cap ETF	3,204	872,577
iShares Core S&P Small-Cap ETF	26,119	2,716,376
iShares MSCI Emerging Markets ex China ETF	43,015	2,325,391
iShares MSCI India ETF	15,834	789,958
iShares MSCI Japan ETF	35,479	2,349,065
Schwab U.S. Mid-Cap ETF (a)	28,439	2,106,761
Schwab U.S. Small-Cap ETF (a)	141,981	6,454,456
VanEck Oil Services ETF (a)	2,663	778,981
Vanguard Mega Cap ETF (a)	155,726	26,942,155
Vanguard Mid-Cap ETF (a)	37,504	8,595,167
Total Investment Companies (Cost $68,179,030)		77,227,563
Short-Term Investments 22.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	329,526	329,526
Unaffiliated Investment Companies 22.0%
BlackRock Liquidity FedFund, 5.323% (b)(c)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, 5.351% (b)(c)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, 5.316% (b)(c)	500,000	500,000
Invesco Government & Agency Portfolio, 5.315% (b)(c)	7,504,221	7,504,221
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.312% (b)(c)	3,000,000	3,000,000
		17,004,221
Total Short-Term Investments (Cost $17,333,747)		17,333,747
Total Investments (Cost $85,512,777)	122.1%	94,561,310
Other Assets, Less Liabilities	(22.1)	(17,109,887)
Net Assets	100.0%	$ 77,451,423

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $16,457,378. The Fund received cash collateral with a value of $17,004,221.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,199	$ 8,003	$ (8,872)	$ —	$ —	$ 330	$ 26	$ —	330
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 77,227,563	$ —	$ —	$ 77,227,563
Short-Term Investments
Affiliated Investment Company	329,526	—	—	329,526
Unaffiliated Investment Companies	17,004,221	—	—	17,004,221
Total Short-Term Investments	17,333,747	—	—	17,333,747
Total Investments in Securities	$ 94,561,310	$ —	$ —	$ 94,561,310

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 5.4%
Equity Funds 5.4%
IQ Candriam International Equity ETF (a)	10,000	$ 282,974
IQ Candriam U.S. Mid Cap Equity ETF	14,519	431,563
Total Affiliated Investment Companies (Cost $635,767)		714,537
Unaffiliated Investment Companies 94.8%
Equity Funds 54.6%
Invesco ESG S&P 500 Equal Weight ETF	19,153	461,664
iShares ESG Advanced MSCI EAFE ETF (a)	595	38,062
iShares ESG Advanced MSCI EM ETF (a)	2,298	77,810
iShares ESG Aware MSCI EAFE ETF (a)	16,891	1,271,048
iShares ESG Aware MSCI EM ETF	10,226	311,279
iShares ESG Aware MSCI USA Small-Cap ETF	8,755	322,096
iShares ESG Screened S&P 500 ETF	21,143	785,600
Nuveen ESG Large-Cap Value ETF (a)	10,963	392,366
Nuveen ESG Mid-Cap Growth ETF	7,861	328,275
Nuveen ESG Mid-Cap Value ETF	18,035	557,282
Nuveen ESG Small-Cap ETF (a)	8,708	330,121
Xtrackers S&P 500 ESG ETF	51,880	2,293,615
Total Equity Funds (Cost $6,572,750)		7,169,218
Fixed Income Funds 40.2%
iShares ESG Advanced High Yield Corporate Bond ETF	4,458	202,995
iShares ESG Advanced Total USD Bond Market ETF (a)	26,608	1,148,934
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	7,324	179,914
iShares ESG Aware U.S. Aggregate Bond ETF	46,577	2,217,997
Nuveen ESG High Yield Corporate Bond ETF	32,056	675,099
Vanguard ESG U.S. Corporate Bond ETF (a)	13,315	842,440
Total Fixed Income Funds (Cost $5,115,531)		5,267,379
Total Unaffiliated Investment Companies (Cost $11,688,281)		12,436,597
Short-Term Investments 8.0%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	31,136	31,136

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 7.7%
Invesco Government & Agency Portfolio, 5.315% (b)(c)	1,013,490	$ 1,013,490
Total Short-Term Investments (Cost $1,044,626)	8.0%	1,044,626
Total Investments (Cost $13,368,674)	108.2%	14,195,760
Other Assets, Less Liabilities	(8.2)	(1,076,831)
Net Assets	100.0%	$ 13,118,929

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $1,002,781; the total market value of collateral held by the Fund was $1,032,085. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $18,595. The Fund received cash collateral with a value of $1,013,490.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam International Equity ETF (a)	$ 369	$ 127	$ (220)	$ (2)	$ 9	$ 283	$ 8	$ —	10
IQ Candriam U.S. Large Cap Equity ETF (b)	350	175	(533)	40	(32)	—	2	—	—
IQ Candriam U.S. Mid Cap Equity ETF	—	827	(435)	(3)	43	432	2	—	15
MainStay U.S. Government Liquidity Fund	1,099	1,628	(2,696)	—	—	31	7	—	31
	$1,818	$2,757	$(3,884)	$35	$20	$746	$19	$—

(a)	Prior to August 31, 2023, known as IQ Candriam ESG International Equity ETF.
(b)	Prior to August 31, 2023, known as IQ Candriam ESG U.S. Large Cap Equity ETF.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 714,537	$ —	$ —	$ 714,537
Unaffiliated Investment Companies
Equity Funds	7,169,218	—	—	7,169,218
Fixed Income Funds	5,267,379	—	—	5,267,379
Total Unaffiliated Investment Companies	12,436,597	—	—	12,436,597
Short-Term Investments
Affiliated Investment Company	31,136	—	—	31,136
Unaffiliated Investment Company	1,013,490	—	—	1,013,490
Total Short-Term Investments	1,044,626	—	—	1,044,626
Total Investments in Securities	$ 14,195,760	$ —	$ —	$ 14,195,760

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Australia 6.2%
Atlas Arteria Ltd. (Transportation)	7,601,769	$ 26,808,572
Transurban Group (Transportation)	4,011,220	35,318,844
		62,127,416
Canada 7.1%
Canadian National Railway Co. (Transportation)	250,467	31,070,614
Enbridge, Inc. (Midstream / Pipelines)	221,459	7,863,775
Pembina Pipeline Corp. (Midstream / Pipelines)	954,522	32,878,808
		71,813,197
China 1.0%
China Resources Gas Group Ltd. (Utilities)	2,290,800	6,475,102
Guangdong Investment Ltd. (Utilities)	6,530,828	3,787,801
		10,262,903
France 5.5%
Eiffage SA (Transportation)	231,661	24,165,251
Vinci SA (Transportation)	248,246	31,407,049
		55,572,300
Hong Kong 0.5%
CK Infrastructure Holdings Ltd. (Utilities)	775,415	4,594,327
Italy 2.9%
Enel SpA (Utilities)	4,323,268	29,487,874
Japan 5.6%
Central Japan Railway Co. (Transportation)	1,335,565	33,377,181
West Japan Railway Co. (Transportation)	556,613	23,159,054
		56,536,235
Mexico 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	333,399	5,190,382
Portugal 1.9%
EDP - Energias de Portugal SA (Utilities)	4,285,854	19,121,170
Spain 7.0%
Aena SME SA (Transportation)	193,517	34,251,199
Cellnex Telecom SA (Communications)	932,502	35,906,534
		70,157,733
Switzerland 0.7%
Flughafen Zurich AG (Registered) (Transportation)	33,052	6,829,985
United Kingdom 3.3%
National Grid plc (Utilities)	1,743,069	23,202,201

	Shares	Value
Common Stocks
United Kingdom
Pennon Group plc (Utilities)	1,136,779	$ 10,121,620
		33,323,821
United States 56.8%
AES Corp. (The) (Utilities)	1,096,988	18,297,760
ALLETE, Inc. (Utilities)	122,306	7,229,508
American Tower Corp. (Communications)	274,670	53,739,185
Cheniere Energy, Inc. (Midstream / Pipelines)	181,537	29,770,253
CMS Energy Corp. (Utilities)	395,562	22,610,324
Constellation Energy Corp. (Utilities)	94,143	11,485,446
Crown Castle, Inc. (Communications)	94,624	10,243,048
CSX Corp. (Transportation)	1,103,042	39,378,599
Duke Energy Corp. (Utilities)	183,180	17,554,139
Equinix, Inc. (Communications)	31,514	26,149,372
Eversource Energy (Utilities)	173,138	9,387,542
Kinder Morgan, Inc. (Midstream / Pipelines)	1,272,714	21,534,321
NextEra Energy Partners LP (Utilities)	212,020	6,328,797
NextEra Energy, Inc. (Utilities)	921,065	54,002,041
NiSource, Inc. (Utilities)	501,450	13,022,656
OGE Energy Corp. (Utilities)	448,845	14,919,608
PG&E Corp. (Utilities)	1,139,953	19,231,007
Portland General Electric Co. (Utilities)	225,406	9,225,868
PPL Corp. (Utilities)	1,042,812	27,321,674
Revenir Energy Inc. (Midstream / Pipelines) (a)(b)	5,055	44,535
Revenir Energy Inc. (Midstream / Pipelines) (a)(b)	27,942	246,169
SBA Communications Corp. (Communications)	67,882	15,196,064
Sempra (Utilities)	493,125	35,288,025
Southern Co. (The) (Utilities)	273,655	19,024,496
Targa Resources Corp. (Midstream / Pipelines)	383,612	32,591,675
Union Pacific Corp. (Transportation)	90,903	22,173,969
WEC Energy Group, Inc. (Utilities)	428,443	34,601,057
		570,597,138
Total Common Stocks (Cost $1,022,346,658)		995,614,481
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	2,756,619	2,756,619
Total Short-Term Investment (Cost $2,756,619)		2,756,619
Total Investments (Cost $1,025,103,277)	99.3%	998,371,100
Other Assets, Less Liabilities	0.7	7,169,079
Net Assets	100.0%	$ 1,005,540,179

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $290,704, which represented less than one-tenth of a percent of the Fund’s net assets.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,287	$ 185,644	$ (191,174)	$ —	$ —	$ 2,757	$ 186	$ —	2,757
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 62,127,416	$ —	$ 62,127,416
China	—	10,262,903	—	10,262,903
France	—	55,572,300	—	55,572,300
Hong Kong	—	4,594,327	—	4,594,327
Italy	—	29,487,874	—	29,487,874
Japan	—	56,536,235	—	56,536,235
Portugal	—	19,121,170	—	19,121,170
Spain	—	70,157,733	—	70,157,733
Switzerland	—	6,829,985	—	6,829,985
United Kingdom	—	33,323,821	—	33,323,821
All Other Countries	647,310,013	—	290,704	647,600,717
Total Common Stocks	647,310,013	348,013,764	290,704	995,614,481
Short-Term Investment
Affiliated Investment Company	2,756,619	—	—	2,756,619
Total Investments in Securities	$ 650,066,632	$ 348,013,764	$ 290,704	$ 998,371,100

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Community Shopping Centers 2.8%
Brixmor Property Group, Inc.	266,139	$ 5,972,159
Retail Opportunity Investments Corp.	138,466	1,881,753
		7,853,912
Enclosed Malls 6.5%
Macerich Co. (The)	158,316	2,499,810
Simon Property Group, Inc.	112,231	15,556,339
		18,056,149
Healthcare Facilities 9.4%
Alexandria Real Estate Equities, Inc.	59,477	7,190,769
Healthpeak Properties, Inc.	225,396	4,169,826
Ventas, Inc.	34,081	1,581,018
Welltower, Inc.	153,596	13,287,590
		26,229,203
Hotels 5.7%
Hilton Worldwide Holdings, Inc.	15,352	2,931,618
Host Hotels & Resorts, Inc.	241,670	4,644,897
Park Hotels & Resorts, Inc.	197,401	2,976,807
Ryman Hospitality Properties, Inc.	32,115	3,529,439
Sunstone Hotel Investors, Inc.	157,720	1,682,872
		15,765,633
Industrial Properties 9.4%
Prologis, Inc.	118,166	14,970,451
Rexford Industrial Realty, Inc.	209,765	11,031,541
		26,001,992
Net Lease Properties 15.4%
Agree Realty Corp.	58,850	3,508,048
Broadstone Net Lease, Inc.	228,402	3,670,420
Four Corners Property Trust, Inc.	138,577	3,244,088
NETSTREIT Corp. (a)	92,578	1,682,142
Realty Income Corp.	341,733	18,586,858
VICI Properties, Inc.	397,438	11,970,833
		42,662,389
Office Buildings 3.2%
Empire State Realty Trust, Inc., Class A	104,598	995,773
Highwoods Properties, Inc.	133,214	3,059,925
Kilroy Realty Corp.	75,151	2,687,400
Vornado Realty Trust (a)	76,068	2,068,289
		8,811,387
Residential 14.8%
American Homes 4 Rent, Class A	69,772	2,445,509
Apartment Income REIT Corp.	191,217	6,250,884
AvalonBay Communities, Inc.	52,428	9,385,136
Camden Property Trust	61,746	5,794,245

	Shares	Value
Common Stocks
Residential
Invitation Homes, Inc.	230,036	$ 7,575,085
Sun Communities, Inc.	61,211	7,672,799
Veris Residential, Inc.	124,598	1,900,119
		41,023,777
Self Storage Property 9.5%
CubeSmart	125,053	5,404,791
Public Storage	73,797	20,898,572
		26,303,363
Technology Datacenters 8.7%
Equinix, Inc.	29,078	24,128,052
Technology Towers 12.7%
American Tower Corp.	71,009	13,892,911
Crown Castle, Inc.	98,075	10,616,618
SBA Communications Corp.	47,816	10,704,090
		35,213,619
Timber 1.6%
Weyerhaeuser Co.	135,846	4,451,674
Total Common Stocks (Cost $247,117,513)		276,501,150
Short-Term Investments 0.4%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	720,164	720,164
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.315% (b)(c)	385,457	385,457
Total Short-Term Investments (Cost $1,105,621)		1,105,621
Total Investments (Cost $248,223,134)	100.1%	277,606,771
Other Assets, Less Liabilities	(0.1)	(160,468)
Net Assets	100.0%	$ 277,446,303

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $355,862. The Fund received cash collateral with a value of $385,457.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 474	$ 40,025	$ (39,779)	$ —	$ —	$ 720	$ 51	$ —	720
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 276,501,150	$ —	$ —	$ 276,501,150
Short-Term Investments
Affiliated Investment Company	720,164	—	—	720,164
Unaffiliated Investment Company	385,457	—	—	385,457
Total Short-Term Investments	1,105,621	—	—	1,105,621
Total Investments in Securities	$ 277,606,771	$ —	$ —	$ 277,606,771

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2024, and can change at any time.